Related party transactions - Schedule of Costs Incurred under Management Agreements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements				$ 9,700
Dry-dock activities included in technical services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements				421
Other services [Member]
Related Party Transaction [Line Items]
Costs incurred under the management agreements				$ 410